PRINCIPAL ACCOUNTING POLICIES - Lease (Details) ¥ in Millions, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
Lease
Right-of-use assets	$ 173	¥ 1,207
Lease liabilities		1,187
Current lease liabilities		¥ 438
2016-02
Lease
Right-of-use assets			¥ 1,000
Lease liabilities			980
Current lease liabilities			¥ 322